Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2017	Mar. 31, 2017
Accounting Policies [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments
The Company had the following major payors that contributed the following percentage of net revenue:

	Three Months Ended June 30, 2017	Three Months Ended June 30, 2016
Governmental – Medicare/Medi-Cal	72.1%	23.6%
LA Care	*	14.5%
Allied Physicians	*	14.1%

* Represents less than 10%

Receivables from major payors amounted to the following percentage of total accounts receivable:

	June 30, 2017	March 31, 2017
Governmental – Medicare/Medi-Cal	28.5%	20.5%
Allied Physicians	13.8%	12.8%

The Company had major payors that contributed the following percentage of net revenue:

	For The Years Ended March 31,
	2017	2016

Governmental - Medicare/Medi-Cal	18.8%	29.8%
L.A. Care	13.1%	15.7%
Allied Physicians	8.5%	0.0%
Health Net	6.8%	9.9%

Receivables from these payors amounted to the following percentage of accounts receivable before the allowance for doubtful accounts:

	As of March 31,
	2017	2016

Governmental - Medicare/Medi-Cal	20.5%	39.3%
Allied Physicians	12.8%	15.8%

Property, Plant and Equipment
Property and equipment consisted of the following:

	As of March 31,
	2017	2016

Website	$4,568	$4,568
Computers	287,570	166,043
Software	70,971	215,439
Machinery and equipment	141,977	351,090
Furniture and fixtures	183,130	114,127
Leasehold improvements	1,075,760	1,094,665
	1,763,976	1,945,932

Less accumulated depreciation and amortization	(558,837)	(697,959)

	$1,205,139	$1,247,973

Schedule Of Percentage Of Total Accounts Receivable
The Company’s medical liabilities were as follows:

	Three Months Ended June 30, 2017	Year Ended March 31, 2017
Balance, beginning of period	$1,768,231	$2,670,709
Incurred health care costs:
Current year	30,109,821	10,365,502
Claims paid:
Current year	(11,017,283)	(8,524,215)
Prior years	(1,575,049)	(1,881,869)
Total claims paid	(12,592,332)	(10,406,084)
Risk pool settlement	-	814,733
Accrual for net surplus (deficit) from full risk capitation contracts	432,415	(1,676,629)

Balance, end of period	$19,718,135	$1,768,231

The Company’s medical liabilities were as follows:

	For The Years Ended March 31,
	2017	2016
Balance, beginning of year	$2,670,709	$1,260,549
Incurred health care costs:
Current year	10,365,502	7,844,329
Claims paid:
Current year	(8,524,215)	(6,019,186)
Prior years	(1,881,869)	(1,159,909)
Total claims paid	(10,406,084)	(7,179,095)
Risk pool settlement	814,733	-
Adjustment related to full risk capitation contracts	(1,676,629)	803,981
Adjustments	-	(59,055)

Balance, end of year	$1,768,231	$2,670,709

Fair Value Measurements, Recurring and Nonrecurring
The following summarizes activity of Level 3 inputs measured on a recurring basis in the three months ended June 30, 2016:

Warrant Liability

Balance at March 31, 2016	$2,811,111
Gain on change in fair value of warrant liability	(822,222)

Balance at June 30, 2016	$1,988,889

The carrying amounts and fair values of the Company's financial instruments measured at fair value on a recurring basis are presented below as of March 31, 2016:

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total

Liabilities:
Warrant liability	$-	$-	$2,811,111	$2,811,111

Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation
The following summarizes the activity of Level 3 inputs measured on a recurring basis for the years ended March 31, 2017 and 2016:

		Conversion
	Warrant	Feature
	Liability	Liability	Total
Balance at April 1, 2015	$2,144,496	$442,358	$2,586,854
Warrant adjustments	(999,724)	-	(999,724)
Conversion of warrants and convertible note to common stock – NNA	(1,624,029)	(482,904)	(2,106,933)
Fair value of warrant issued – NMM	2,922,222	-	2,922,222
Change in fair value of warrant and conversion feature liability	368,146	40,546	408,692

Balance at March 31, 2016	2,811,111	-	2,811,111

Fair value of warrant reclassified to equity	(1,177,778)	-	(1,177,778)
Change in fair value of warrant liability	(1,633,333)	-	(1,633,333)
Balance at March 31, 2017	$-	$-	$-

Basic and Diluted Earnings per Share
The following table sets forth the number of shares excluded from the computation of diluted earnings per share, as their inclusion would be anti-dilutive:

	Three Months Ended June 30,
	2017	2016
Preferred stock	1,666,666	1,666,666
Options	1,099,850	533,500
Warrants	1,264,611	199,500
Convertible notes	506,547	-
	4,537,674	2,399,666

The following table sets forth the number of shares excluded from the computation of diluted earnings per share, as their inclusion would be anti-dilutive:

	As of March 31,
	2017	2016

Preferred stock	1,666,666	1,666,666
Options	902,950	1,064,150
Warrants	138,500	2,091,166
Convertible notes	499,000	-

	3,207,116	4,821,982